Other Payables And Accruals - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Payables And Accruals [Abstract]
Current deposits from customers	$ 1,000	$ 1,000	$ 1,000